Commitments and contingencies (Details) ¥ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Capital commitment
Commitment capital expenditures	¥ 1,255,703		¥ 1,981,152
Other commitments
Purchase services from related partner	¥ 261,000	$ 40.0